PIA HIGH YIELD (MACS) FUND
Schedule of Investments - August 31, 2021 (Unaudited)

Principal Amount/Shares			Value
	COMMON STOCKS	0.1%
	Building Materials
2,996	Northwest Hardwoods (e) (f)		$137,017
	Total Common Stocks (cost $137,017)		137,017

	CORPORATE BONDS	94.7%
	Advertising	1.1%
	Clear Channel Outdoor Holdings, Inc.
$1,450,000	7.75%, due 4/15/28 (b)		1,513,873
	Advertising Sales	0.8%
	Outfront Media Capital LLC / Outfront Media Capital Corp.
1,000,000	4.25%, due 1/15/29 (b)		1,003,750
	Aerospace/Defense	2.3%
	F-Brasile SpA / F-Brasile US LLC
1,500,000	7.375%, due 8/15/26 (b)		1,553,159
	Triumph Group, Inc.
300,000	6.25%, due 9/15/24 (b)		304,065
1,250,000	7.75%, due 8/15/25		1,248,438
			3,105,662
	Appliances	1.2%
	WASH Multifamily Acquisition, Inc.
1,500,000	5.75%, due 4/15/26 (b)		1,571,295
	Auto Manufacturers	1.0%
	PM General Purchaser LLC
1,250,000	9.50%, due 10/1/28 (b)		1,360,875
	Auto Parts & Equipment	2.4%
	Dealer Tire LLC / DT Issuer LLC
1,506,000	8.00%, due 2/1/28 (b)		1,605,773
	Titan International, Inc.
1,500,000	7.00%, due 4/30/28 (b)		1,569,690
			3,175,463
	Building & Construction	1.1%
	Brundage-Bone Concrete Pumping Holdings, Inc.
1,350,000	6.00%, due 2/1/26 (b)		1,410,750

	Building - Heavy Construction	1.0%
	IEA Energy Services LLC
1,350,000	6.625%, due 8/15/29 (b)		1,340,402
	Building Materials	3.0%
	APi Group DE, Inc.
1,285,000	4.125%, due 7/15/29 (b)		1,260,932
	CP Atlas Buyer, Inc.
1,205,000	7.00%, due 12/1/28 (b)		1,230,606
	SRM Escrow Issuer LLC
1,400,000	6.00%, due 11/1/28 (b)		1,485,750
			3,977,288
	Business Support Services	0.5%
	Everi Holdings, Inc.
650,000	5.00%, due 7/15/29 (b)		666,088
	Chemicals	1.2%
	Consolidated Energy Finance SA
1,075,000	6.875%, due 6/15/25 (b)		1,111,281
450,000	6.50%, due 5/15/26 (b)		457,355
			1,568,636
	Chemicals - Diversified	4.4%
	Innophos Holdings, Inc.
1,300,000	9.375%, due 2/15/28 (b)		1,410,052
	Iris Holdings, Inc.
650,000	8.75% Cash or 9.50% PIK, due 2/15/26 (b) (c)		666,136
	Polar US Borrower LLC / Schenectady International Group, Inc.
1,675,000	6.75%, due 5/15/26 (b)		1,693,843
	SCIH Salt Holdings, Inc.
1,000,000	4.875%, due 5/1/28 (b)		1,008,550
1,025,000	6.625%, due 5/1/29 (b)		1,009,456
			5,788,037
	Chemicals - Plastics	1.1%
	Neon Holdings, Inc.
1,400,000	10.125%, due 4/1/26 (b)		1,513,673
	Chemicals - Specialty	1.1%
	Herens Holdco Sarl
1,500,000	4.75%, due 5/15/28 (b)		1,507,245
	Commercial Services	5.1%
	Alta Equipment Group, Inc.
1,300,000	5.625%, due 4/15/26 (b)		1,337,375
	APX Group, Inc.
550,000	6.75%, due 2/15/27 (b)		587,125
	CPI CG, Inc.
1,500,000	8.625%, due 3/15/26 (b)		1,638,120
	NESCO Holdings II, Inc.
1,500,000	5.50%, due 4/15/29 (b)		1,557,825
	StoneMor, Inc.
1,625,000	8.50%, due 5/15/29 (b)		1,664,023
			6,784,468
	Consumer Services	2.3%
	Cimpress Plc
1,335,000	7.00%, due 6/15/26 (b)		1,396,743
	Quad Graphics, Inc.
1,635,000	7.00%, due 5/1/22		1,671,787
			3,068,530
	Containers and Packaging	1.4%
	Pactiv LLC
500,000	8.375%, due 4/15/27		579,025
	Plastipak Holdings, Inc.
1,250,000	6.25%, due 10/15/25 (b)		1,273,438
			1,852,463
	Diversified Financial Services	1.0%
	VistaJet Malta Finance PLC / XO Management Holding, Inc.
1,250,000	10.50%, due 6/1/24 (b)		1,357,875
	Diversified Manufacturing	0.7%
	FXI Holdings, Inc.
295,000	12.25%, due 11/15/26 (b)		336,383
	Husky III Holding Ltd.
500,000	13.00% Cash or 13.75% PIK, due 2/15/25 (b) (c)		536,197
			872,580
	Electronics	1.1%
	Atkore, Inc.
1,400,000	4.25%, due 6/1/31 (b)		1,449,189
	Engineering & Construction	1.0%
	PowerTeam Services LLC
1,250,000	9.033%, due 12/4/25 (b)		1,367,187
	Enterprise Software & Services	1.9%
	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
1,625,000	4.625%, due 5/1/28 (b)		1,610,294
	Rocket Software, Inc.
1,000,000	6.50%, due 2/15/29 (b)		943,610
			2,553,904

	Environmental Control	1.0%
	Tervita Corp.
1,120,000	11.00%, due 12/1/25 (b)		1,289,730
	Financial Services	1.1%
	Arrow Bidco LLC
1,391,000	9.50%, due 3/15/24 (b)		1,427,528
	Food and Beverage	2.1%
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b) (d)		9,531
	H-Food Holdings LLC / Hearthside Finance Co, Inc.
1,400,000	8.50%, due 6/1/26 (b)		1,444,737
	Sigma Holdco BV
1,400,000	7.875%, due 5/15/26 (b)		1,405,250
			2,859,518
	Forest and Paper Products Manufacturing	1.0%
	Schweitzer-Mauduit International, Inc.
1,210,000	6.875%, due 10/1/26 (b)		1,268,988
	Healthcare - Services	3.1%
	Akumin Escrow, Inc.
1,350,000	7.50%, due 8/1/28 (b)		1,298,045
	Hadrian Merger Sub, Inc.
1,288,000	8.50%, due 5/1/26 (b)		1,340,782
	ModivCare Escrow Issuer, Inc.
1,450,000	5.00%, due 10/1/29 (b)		1,495,958
			4,134,785
	Home Improvement	1.0%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
1,250,000	9.00%, due 2/15/23 (b)		1,259,138
	Household Products/Warehouse	0.9%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
1,250,000	5.00%, due 12/31/26 (b)		1,245,613
	Industrial - Other	1.1%
	Cleaver-Brooks, Inc.
1,500,000	7.875%, due 3/1/23 (b)		1,481,175
	Machinery - Thermal Process	1.0%
	GrafTech Finance, Inc.
1,350,000	4.625%, due 12/15/28 (b)		1,378,688
	Machinery Manufacturing	2.4%
	Granite US Holdings Corp.
1,250,000	11.00%, due 10/1/27 (b)		1,390,625
	JPW Industries Holding Corp.
1,580,000	9.00%, due 10/1/24 (b)		1,660,547
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (e)		147,000
			3,198,172
	Manufactured Goods	1.9%
	FXI Holdings, Inc.
836,000	7.875%, due 11/1/24 (b)		859,993
	Grinding Media, Inc./ MC Grinding Media Canada, Inc.
233,000	7.375%, due 12/15/23 (b)		237,066
	Park-Ohio Industries, Inc.
1,420,000	6.625%, due 4/15/27		1,410,699
			2,507,758
	Marine Transportation	1.0%
	Altera Infrastructure LP/Teekay Offshore Finance Corp.
1,500,000	8.50%, due 7/15/23 (b)		1,379,085
	Media	1.0%
	Univision Communications, Inc.
1,375,000	4.50%, due 5/1/29 (b)		1,396,519
	Media Entertainment	1.9%
	Diamond Sports Group LLC / Diamond Sports Finance Co.
1,083,000	5.375%, due 8/15/26 (b)		719,599
	Getty Images, Inc.
1,624,000	9.75%, due 3/1/27 (b)		1,745,377
			2,464,976
	Metals and Mining	2.7%
	Rain CII Carbon LLC/CII Carbon Corp.
404,000	7.25%, due 4/1/25 (b)		418,237
	SunCoke Energy, Inc.
1,525,000	4.875%, due 6/30/29 (b)		1,546,518
	TMS International Corp. /DE
1,500,000	6.25%, due 4/15/29 (b)		1,574,174
			3,538,929
	Midstream	1.1%
	Rockpoint Gas Storage Canada Ltd.
1,390,000	7.00%, due 3/31/23 (b)		1,415,812
	Office Automation & Equipment	1.2%
	Pitney Bowes, Inc.
1,500,000	6.875%, due 3/15/27 (b)		1,599,375
	Oil and Gas Services	4.1%
	Archrock Partners LP / Archrock Partners Finance Corp.
675,000	6.875%, due 4/1/27 (b)		702,007
500,000	6.25%, due 4/1/28 (b)		510,000
	CSI Compressco LP / CSI Compressco Finance, Inc.
1,675,000	7.50%, due 4/1/25 (b)		1,671,742
	Exterran Energy Solutions LP / EES Finance Corp.
1,350,000	8.125%, due 5/1/25		1,216,762
	USA Compression Partners LP/USA Compression Finance Corp.
985,000	6.875%, due 4/1/26		1,024,734
250,000	6.875%, due 9/1/27		262,168
			5,387,413
	Packaging	0.8%
	Mauser Packaging Solutions Holding Co.
1,038,000	5.50%, due 4/15/24 (b)		1,051,442
	Paper	2.1%
	Clearwater Paper Corp.
1,300,000	4.75%, due 8/15/28 (b)		1,336,335
	Mercer International, Inc.
1,450,000	5.125%, due 2/1/29		1,466,313
			2,802,648
	Pipelines	6.0%
	Genesis Energy LP / Genesis Energy Finance Corp.
175,000	8.00%, due 1/15/27		173,999
1,050,000	7.75%, due 2/1/28		1,030,680
	ITT Holdings LLC
1,475,000	6.50%, due 8/1/29 (b)		1,506,344
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
1,450,000	11.50%, due 2/28/25 (b)		1,491,695
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
1,050,000	5.50%, due 8/15/22		1,045,769
1,475,000	5.75%, due 4/15/25		1,346,129
	TransMontaigne Partners LP/TLP Finance Corp.
1,336,000	6.125%, due 2/15/26		1,373,789
			7,968,405
	Poultry	1.1%
	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
1,425,000	4.625%, due 3/1/29 (b)		1,451,933

	Publishing and Broadcasting	1.0%
	Salem Media Group, Inc.
1,385,000	6.75%, due 6/1/24 (b)		1,352,937
	Radio	5.3%
	Audacy Capital Corp.
1,400,000	6.75%, due 3/31/29 (b)		1,410,990
	Beasley Mezzanine Holdings LLC
1,400,000	8.625%, due 2/1/26 (b)		1,426,320
	Spanish Broadcasting System, Inc.
1,480,000	9.75%, due 3/1/26 (b)		1,511,524
	Townsquare Media, Inc.
1,150,000	6.875%, due 2/1/26 (b)		1,220,437
	Urban One, Inc.
1,400,000	7.375%, due 2/1/28 (b)		1,511,426
			7,080,697
	Real Estate	0.8%
	GEO Group, Inc.
1,080,000	5.125%, due 4/1/23		1,027,350
	REITs - Storage	1.0%
	Iron Mountain, Inc.
250,000	5.00%, due 7/15/28 (b)		261,563
1,000,000	5.25%, due 7/15/30 (b)		1,068,750
			1,330,313
	Retail - Leisure Products	1.1%
	Party City Holdings, Inc.
1,400,000	8.75%, due 2/15/26 (b)		1,461,250
	Retail - Office Supplies	1.4%
	Staples, Inc.
933,000	7.50%, due 4/15/26 (b)		943,496
900,000	10.75%, due 4/15/27 (b)		878,625
			1,822,121
	Retail - Propane Distribution	1.1%
	Ferrellgas LP / Ferrellgas Finance Corp.
1,450,000	5.875%, due 4/1/29 (b)		1,425,191
	Software and Services	0.4%
	Exela Intermediate LLC/Exela Finance, Inc.
750,000	10.00%, due 7/15/23 (b)		563,438
	Tobacco Manufacturing	1.1%
	Vector Group Ltd.
1,375,000	5.75%, due 2/1/29 (b)		1,400,781
	Transportation Services	3.0%
	Bristow Group, Inc.
1,400,000	6.875%, due 3/1/28 (b)		1,471,253
	First Student Bidco, Inc. / First Transit Parent, Inc.
1,450,000	4.00%, due 7/31/29 (b)		1,440,836
	LBC Tank Terminals Holding
1,065,000	6.875%, due 5/15/23 (b)		1,066,960
			3,979,049
	Water	1.2%
	Solaris Midstream Holdings LLC
1,500,000	7.625%, due 4/1/26 (b)		1,592,033
	Wireline Telecommunications Services	1.0%
	Intrado Corp.
660,000	5.375%, due 7/15/22 (b)		631,950
667,000	8.50%, due 10/15/25 (b)		641,154
			1,273,104
	Total Corporate Bonds (cost $123,124,254)		125,625,127

	BANK LOANS	0.2%
	Building Materials	0.2%
	Northwest Hardwoods Secured Term Loan
232,414	7.50%, due 1/29/26		218,470
	Total Bank Loans (cost $215,870)		218,470

	MONEY MARKET FUND	2.8%
3,766,202	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)		3,766,202
	Total Money Market Fund (cost $3,766,202)		3,766,202

	Total Investments (cost $127,243,343)	97.8%	129,746,816
	Other Assets less Liabilities	2.2%	2,963,989
	TOTAL NET ASSETS	100.0%	$132,710,805

(a)	Rate shown is the 7-day annualized yield as of August 31, 2021.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of August 31, 2021, the value of these investments was $110,747,486 or 83.45% of total net assets.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
	As of August 31, 2021, the total value of fair valued securities was $284,017 or 0.21% of
	total net assets.
(f)	Non-income producing security.

PIA High Yield (MACS) Fund
Summary of Fair Value Disclosure at August 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

PIA High Yield (MACS) Fund	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$137,017	$137,017
Fixed Income
Corporate Bonds	-	125,478,127	147,000	125,625,127
Bank Loans	-	218,470	-	218,470
Total Fixed Income	-	125,696,597	147,000	125,843,597
Money Market Fund	3,766,202	-	-	3,766,202
Total Investments	$3,766,202	$125,696,597	$284,017	$129,746,816

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

PIA High Yield (MACS) Fund
Level 3 Reconciliation Disclosure
Investments in Securities, at Value
Common Stock
Balance as of November 30, 2020	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3	137,017
Balance as of August 31, 2021	$137,017

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2020	$147,000
Accrued discounts/premiums	3,231
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(3,231)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of August 31, 2021	$147,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at August 31, 2021, and still classified as Level 3 was $(3,231).